Income tax expense (Details Narrative) - CAD	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense Details Narrative
Foreign withholding taxes	CAD 1,755,678		CAD 399,546